Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2018
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2017		2018
	Original currency	RMB	Original currency	RMB

U.S. dollars	5,707	39,476	3,332	20,800
Australian dollars	1	6	1	5
Renminbi	3,432,042	3,432,042	4,175,223	4,175,223
Hong Kong dollars	43,679	38,735	67,439	53,964
Singapore dollars	1	5	129	618

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 - 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 - 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 - 5 years